Document And Entity Information	Mar. 13, 2023
Document Information [Line Items]
Entity, Registrant Name	cbdMD, INC.
Document, Type	S-1
Entity, Incorporation, State or Country Code	NC
Entity, Tax Identification Number	47-5412331
Entity, Address, Address Line One	8845 Red Oak Blvd.
Entity, Address, City or Town	Charlotte
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	28217
City Area Code	704
Local Phone Number	445-3060
Entity, Filer Category	Non-accelerated Filer
Entity, Small Business	true
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001644903